Goodwill (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Goodwill
Balance at beginning of the year		¥ 14,300			¥ 151,638
Decrease in goodwill related to disposal	[1]				(119,736)
Impairment charges		(2,527)	[2],[3]	$ (388)	(17,665)	[3],[4]	¥ (310,124)	[5]
Foreign currency translation adjustment		(57)			63
Balance at end of the year		11,716		$ 1,801	14,300		151,638
YY Live [Member]
Goodwill
Balance at beginning of the year		14,300			37,452
Decrease in goodwill related to disposal		0			(19,354)	[1]
Impairment charges		(2,527)	[2],[3]		(3,861)	[3],[4]	(128,035)	[5]
Foreign currency translation adjustment		(57)			63
Balance at end of the year		11,716			14,300		37,452
100 Education [Member]
Goodwill
Balance at beginning of the year		0			114,186
Decrease in goodwill related to disposal	[1]				(100,382)
Impairment charges		0	[3]		(13,804)	[3],[4]	(182,089)	[5]
Foreign currency translation adjustment
Balance at end of the year					¥ 0		¥ 114,186

[1]	In June 2016, the Group disposed 60% equity interest of Beifu and ceased to consolidate Beifu as a subsidiary. Goodwill of RMB19,354 was derecognized in the segment of YY Live (Note 4).In December 2016, the Group disposed 33.86% equity interest of Xingxue and ceased to consolidate Xingxue as a subsidiary. Goodwill of RMB100,382 was derecognized in the segment of 100 Education upon this disposal (Note 4).
[2]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting Total RMB RMB RMB Cost of revenues 39,882 2,877 42,759 Research and development expenses 113,174 9,174 122,348 Sales and marketing expenses 3,626 791 4,417 General and administrative expenses 60,871 27,266 88,137 Share based compensation expenses 217,553 40,108 257,661
[3]	The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.In December 2016, the Group has identified impairment indicator for 100-Online Education Technology (Beijing) Co., Ltd.(“100-Online”) as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100-Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively.In December 2017, the Group has identified impairment indicator for Guangzhou Zhuque Information Technology Co., Ltd. (“Zhuque”). Based on the results of the impairment assessment, an impairment charge of RMB2,527 for Zhuque was recognized.The above goodwill impairment assessments on 100-Online, Bilin Online and Zhuque adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[4]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469 Share based compensation expenses 85,282 52,098 19,906 157,286
[5]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 20,932 2,642 389 23,963 Research and development expenses 52,395 11,759 6,797 70,951 Sales and marketing expenses 2,628 655 - 3,283 General and administrative expenses 49,137 5,425 32,613 87,175 Share based compensation expenses 125,092 20,481 39,799 185,372